UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2005
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Rx Capital Management LP
           --------------------------------------------------
Address:   156 West 56th Street
           --------------------------------------------------
           New York, NY  10019
           --------------------------------------------------

Form 13F File Number:  028-10650
                       ---------


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Craig Rosmarin
           --------------------------------------------------
Title:     Chief Financial Officer
           --------------------------------------------------
Phone:     (212) 484-2115
           --------------------------------------------------

Signature, Place, and Date of Signing:

        /s/ Craig Rosmarin              New York, New York         11/14/05
       ------------------------   ------------------------------  ----------
             [Signature]                [City, State]               [Date]

Report Type (Check only one.):

[ x ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                          0
                                                -------------

Form 13F Information Table Entry Total:                    56
                                                -------------

Form 13F Information Table Value Total:              $616,611
                                                -------------
                                                (in thousands)


List of Other Included Managers:

NONE



NAME OF ISSUER                  TITLE OF                       VALUE       SHRS OR      SH/   PUT/    INVESTMENT  SOLE  SHARED NONE
                                 CLASS        CUSIP            (x$1000)    PRN AMT      PRN   CALL    DISCRETION

ABGENIX INC                        COMMON     00339B107         6899        544100       SH              SOLE     544100
ADEZA BIOMEDICAL CORPORATION       COMMON     006864102         4255        244400       SH              SOLE     244400
ADVANCED NEUROMODULATION SYS       COMMON     00757T101        17367        366000       SH              SOLE     366000
ALKERMES INC                       COMMON     01642T108        14460        860700       SH              SOLE     860700
AMGEN INC                          COMMON     031162100        21328        267700       SH              SOLE     267700
ARTHROCARE CORP                    COMMON     043136100         9669        240400       SH              SOLE     240400
ASPREVA PHARMACEUTICALS CORP       COMMON     04538T109         6327        443700       SH              SOLE     443700
BAUSCH & LOMB INC                  COMMON     071707103        14442        179000       SH              SOLE     179000
CELGENE CORP                       COMMON     151020104        12727        234300       SH              SOLE     234300
CIGNA CORP                         COMMON     125509109        19294        163700       SH              SOLE     163700
COTHERIX, INC                      COMMON     22163T103         2741        196500       SH              SOLE     196500
CVS CORPORATION                    COMMON     126650100         5541        191000       SH              SOLE     191000
DIGENE CORP                        COMMON     253752109        11637        408300       SH              SOLE     408300
DOV PHARMACEUTICAL INC             COMMON     259858108         7676        452052       SH              SOLE     452052
DRUGSTORE COM INC                  COMMON     262241102         2734        738800       SH              SOLE     738800
DYAX CORP                          COMMON     26746E103         1665        297800       SH              SOLE     297800
ECLIPSYS CORP                      COMMON     278856109        17505        981243       SH              SOLE     981243
LILLY ELI & CO                     COMMON     532457108        26439        494000       SH              SOLE     494000
ENDOLOGIX INC                      COMMON     292665106         2327        458000       SH              SOLE     458000
FOXHOLLOW TECHNOLOGIES INC         COMMON     35166A103        19715        414100       SH              SOLE     414100
GENZYME CORP                       COMMON     372917104        15689        219000       SH              SOLE     219000
HEALTH NET INC                     COMMON     42222G108         5868        124000       SH              SOLE     124000
HUMANA INC                         COMMON     444859102         6943        145000       SH              SOLE     145000
IDENIX PHARMACEUTICALS INC         COMMON     45166R204         4756        189500       SH              SOLE     189500
IDX  SYS CORP                      COMMON     449491109        11361        263100       SH              SOLE     263100
KYPHON INC                         COMMON     501577100        13301        302700       SH              SOLE     302700
MEDICIS PHARMACEUTICALS CORP       C1 NEW A   584690309         5372        165000       SH              SOLE     165000
MENTOR CO MINN                     COMMON     587188103        11596        210800       SH              SOLE     210800
MILLIPORE CORP                     COMMON     601073109         8930        142000       SH              SOLE     142000
NABI BIOPHARMACEUTICALS            COMMON     629519109         5320        406100       SH              SOLE     406100
NEKTAR THERAPEUTICS                COMMON     640268108         6278        370375       SH              SOLE     370375
NOVEN PHARMACEUTICALS INC          COMMON     670009109         3942        281549       SH              SOLE     281549
NPS PHARMACEUTICALS INC            COMMON     62936P103         4564        451400       SH              SOLE     451400
NUVASIVE INC                       COMMON     670704105         2670        142500       SH              SOLE     142500
NUVELO INC                         COMMON     67072M301         4204        437908       SH              SOLE     437908
ONYX PHARMACEUTICALS INC           COMMON     683399109         7950        318400       SH              SOLE     318400
PACIFICARE HEALTH SYS DEL          COMMON     695112102        21221        266000       SH              SOLE     266000
PAR PHARMACEUTICAL COS INC         COMMON      69888106        14114        530200       SH              SOLE     530200
PROTEIN DESIGN LABS INC            COMMON     74369L103         6608        236000       SH              SOLE     236000
QUEST DIAGNOSTICS INC              COMMON     74834L100         8946        177000       SH              SOLE     177000
RIGEL PHARMACEUTICALS INC          COMMON     766559603         5745        241700       SH              SOLE     241700
SCHERING PLOUGH CORP               COMMON     806605101        11599        551000       SH              SOLE     551000
SCOLR PHARMA INC                   COMMON     78402X107         3219        759100       SH              SOLE     759100
SEATTLE GENETICS INC               COMMON      81257102         2710        516200       SH              SOLE     516200
SEPRACOR INC                       COMMON     817315104        22534        382000       SH              SOLE     382000
ST JUDE MED INC                    COMMON     790849103        14452        308800       SH              SOLE     308800
SYNERON MEDICAL LTD                ORD SHS    M87245102        19696        539900       SH              SOLE     539900
TARO PHARMACEUTICALS INDS LTD      ORD SHS    M8737E108         5455        212000       SH              SOLE     212000
TELIK INC                          COMMON     87959M109         2544        155500       SH              SOLE     155500
UNITED THERAPEUTICS CORP DEL       COMMON     91307C102        13890        199000       SH              SOLE     199000
UNIVERSAL AMERN FINL CORP          COMMON     913377107         6033        265300       SH              SOLE     265300
VALEANT PHARMACEUTICALS INTL       COMMON     91911X104        11731        584200       SH              SOLE     584200
VENTANA MED SYS INC                COMMON     92276H106        20813        546696       SH              SOLE     546696
PFIZER INC                         COMMON     717081103        37455       1500000       SH   CALL       SOLE    1500000
ABGENIX INC                        COMMON     00339B107         6899        544100       SH   PUT        SOLE     544100
PFIZER INC                         COMMON     717081103        37455       1500000       SH   PUT        SOLE    1500000
